Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, at any time, subject to the provisions of ERISA. In the event of Plan termination, the full value of each participant's account shall become fully vested and non-forfeitable and shall be distributed to the participant.